Stock Plans (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 months
Stock Plans [Abstract]
Balance at beginning of year, Shares Subject to Option	2,675,593
Options exercised, Shares Subject to Option	(2,637,038)
Options canceled, Shares Subject to Option	(33,965)
Balance/Exercisable at end of year, Shares Subject to Option	4,590
Balance at beginning of year, Weighted-Average Exercise Price	$ 10.95
Options exercised, Weighted-Average Exercise Price	$ 10.95
Options canceled, Weighted-Average Exercise Price	$ 10.23
Balance/Exercisable at end of year, Weighted-Average Exercise Price	$ 12.48
Balance at ending of year, Average Remaining Contractual Term, months	4
Balance at ending of year, Aggregate Intrinsic Value	$ 79